SUBSEQUENT EVENTS - GrafTech Secondary Offering and Concurrent Share Buyback (Details) - Offering and Buyback $ in Millions	Aug. 14, 2018 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from secondary offering and share repurchase	$ 230
Option period	30 days
Over-Allotment Option
Disclosure of non-adjusting events after reporting period [line items]
Number of shares reserved for issue under options and contracts for sale of shares | shares	3,450,000
Graftech
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from secondary offering and share repurchase	$ 668